Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs Trust II
Prospectus Date	rr_ProspectusDate	Dec. 28, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST II

Class A, Institutional, Service,
Investor, Class R and Class R6 Shares of the

Goldman Sachs Target Date 2020 Portfolio (the “Portfolio”)

Supplement dated November 15, 2019 to the
Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”),
each dated December 28, 2018, as supplemented to date

At a meeting held on November 12-13, 2019, upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of the Goldman Sachs Trust II approved a proposal to change the Portfolio’s name. On December 27, 2019 (the “Effective Date”), the Portfolio’s name will change to the “Goldman Sachs Target Date Retirement Portfolio.”

Accordingly, on the Effective Date, the Portfolio’s Prospectus, Summary Prospectus and SAI are revised as follows:

All references in the Prospectus, Summary Prospectus and SAI to the “Goldman Sachs Target Date 2020 Portfolio” are replaced with “Goldman Sachs Target Date Retirement Portfolio.”
Goldman Sachs Target Date 2020 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST II

Class A, Institutional, Service,
Investor, Class R and Class R6 Shares of the

Goldman Sachs Target Date 2020 Portfolio (the “Portfolio”)

Supplement dated November 15, 2019 to the
Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”),
each dated December 28, 2018, as supplemented to date

At a meeting held on November 12-13, 2019, upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of the Goldman Sachs Trust II approved a proposal to change the Portfolio’s name. On December 27, 2019 (the “Effective Date”), the Portfolio’s name will change to the “Goldman Sachs Target Date Retirement Portfolio.”

Accordingly, on the Effective Date, the Portfolio’s Prospectus, Summary Prospectus and SAI are revised as follows:

All references in the Prospectus, Summary Prospectus and SAI to the “Goldman Sachs Target Date 2020 Portfolio” are replaced with “Goldman Sachs Target Date Retirement Portfolio.”